Cash, cash equivalents and time deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of cash and time deposits [abstract]
Cash, cash equivalents and time deposits

17 Cash, cash equivalents and time deposits

(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000

Cash and cash equivalents	4,268,300	3,836,137
Time deposits	620,148	251,733

(b) Non-cash transactions

Non-cash investing and financing transactions incurred for the six months ended June 30, 2024 and 2025 mainly comprised the following:

(i)	Purchase of right-of-use assets included in lease liabilities amounting to RMB13.5 million and RMB 27.9 million for the six months ended June 30, 2024 and 2025, respectively.
(ii)	The Group transferred inventory to property and equipment amounting to RMB28.6 million for the six months ended June 30, 2025, there was no inventory transfer to property and equipment for the six months ended June 30, 2024.
(iii)	Purchase of property and equipment included in other payables and other non-current assets was RMB28.8 million for the six months ended June 30, 2025.

21 Cash, cash equivalents and time deposits

(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents	1,661,152	4,268,300
Time deposits	2,550,279	620,148

RMB is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government. The Group’s time deposits are denominated in USD or RMB and are deposited with banks and other financial institutions in Chinese Mainland and overseas.

(b) Reconciliation of loss before taxation to cash used in operations:

		For the year ended December 31,
	Note	2022	2023	2024
		RMB’000	RMB’000	RMB’000
Loss for the year		(1,298,496)	(1,949,101)	(2,516,808)
Adjustments for:
–Net loss/(gain) on disposal of non-current assets	6	950	1,087	(1,013)
–Impairment loss on receivables and contract assets		11,696	40,217	28,664
–Write down of inventories	16(b)	—	6,399	25,661
–Share-based compensation expenses	7(i)	325,429	931,784	1,187,867
–Depreciation and amortization	7(ii)	86,552	89,610	101,131
–Other finance costs	8	4,202	3,490	3,451
–Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		479,210	554,048	465,254
–Fair value changes of financial liabilities measured at FVTPL		(25,308)	4,549	—
–Inducement charges of warrants		125,213	—	—
–Fair value changes of financial assets at FVTPL		(7,731)	(42,960)	61,834
–Net foreign exchange gain		(10,162)	(5,932)	(557)
–Accrued interest income		—	—	41,384
–Income tax expense		—	2,866	5,868
Changes in:
–Inventories		(41,452)	(68,548)	(62,255)
–Contract assets–current		(93,062)	1,717	54,410
–Trade receivables		(215,850)	(54,076)	(11,166)
–Prepayments and other receivables		7,055	(108,442)	7,859
–Prepayments to and amounts due from related parties		8,952	(25,031)	312
–Restricted cash		1,828	821	(2,573)
–Other non-current assets		(21,532)	22,002	(3,180)
–Trade payables		(4,485)	6,291	3,734
–Other payables, deposits received and accrued expenses		9,578	51,517	98,563
–Contract liabilities		381	8,298	(8,022)
–Amounts due to related parties		(18,615)	52,995	(68,377)
–Other non-current liabilities		5,266	4,375	(1,845)
Cash used in operations		(670,381)	(472,024)	(589,804)

21 Cash, cash equivalents and time deposits (Continued)

(c) Reconciliation of movement of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified into the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Preferred shares
			and financial
			instruments issued
		Financial	to investors subject
		liabilities	to redemption and
	Lease	measured	other preferential	Put option
	liabilities	at FVTPL	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 27)	(Note 23)	(Note 24)
As of January 1, 2022	93,833	74,357	3,790,636	39,184	3,998,010
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights	—	—	2,163,410	—	2,163,410
Proceeds from issuance of financial liabilities	—	143,829	—	—	143,829
Proceeds from issuance of ordinary shares	—	—	—	—	—
Payment of repurchase of redeemable preferred shares	—	—	(39,467)	—	(39,467)
Capital element of lease rentals paid	(34,448)	—	—	—	(34,448)
Interest element of lease rentals paid	(3,574)	—	—	—	(3,574)
Total changes from financing cash flows	(38,022)	143,829	2,123,943	—	2,229,750
Exchange adjustments	1,839	6,550	450,748	—	459,137
Other changes:
Increase in lease liabilities from entering into new leases during the year	6,649	—	—	—	6,649
Increase in interest expenses	3,574	—	—	—	3,574
Changes in the carrying amount of put option liabilities	—	—	—	628	628
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	479,210	—	479,210
Fair value changes of financial liabilities measured at FVTPL	—	(25,308)	—	—	(25,308)
Inducement charges of warrants	—	125,213	—	—	125,213
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	(252,529)	173,017	—	(79,512)
Total other changes	10,223	(152,624)	652,227	628	510,454
As of December 31, 2022	67,873	72,112	7,017,554	39,812	7,197,351

21 Cash, cash equivalents and time deposits (Continued)

			Preferred shares
			and financial
			instruments issued
		Financial	to investors subject
		liabilities	to redemption and
	Lease	measured	other preferential	Put option
	liabilities	at FVTPL	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 27)	(Note 23)	(Note 24)
As of January 1, 2023	67,873	72,112	7,017,554	39,812	7,197,351
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights	—	—	485,262	—	485,262
Capital element of lease rentals paid	(38,163)	—	—	—	(38,163)
Interest element of lease rentals paid	(2,853)	—	—	—	(2,853)
Total changes from financing cash flows	(41,016)	—	485,262	—	444,246
Exchange adjustments	426	1,627	124,858	—	126,911
Other changes:
Increase in lease liabilities from entering into new leases during the year	23,271	—	—	—	23,271
Increase in interest expenses	2,853	—	—	—	2,853
Changes in the carrying amount of put option liabilities	—	—	—	637	637
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	554,048	—	554,048
Fair value changes of financial liabilities measured at FVTPL	—	4,549	—	—	4,549
Deemed distribution to a preferred shareholder	—	32,767	—	—	32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	(111,055)	—	—	(111,055)
Total other changes	26,124	(73,739)	554,048	637	507,070
As of December 31, 2023	53,407	—	8,181,722	40,449	8,275,578

21 Cash, cash equivalents and time deposits (Continued)

			Preferred shares and
			financial instruments
			issued to investors
			subject to redemption
	Lease		and other preferential	Put option
	liabilities	Bank loans	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 28)	(Note 23)	(Note 24)
As of January 1, 2024	53,407	—	8,181,722	40,449	8,275,578
Changes from financing cash flows:
Proceeds from bank loans	—	80,000	—	—	80,000
Payment of interest of bank loans	—	(466)	—	—	(466)
Capital element of lease rentals paid	(44,976)	—	—	—	(44,976)
Interest element of lease rentals paid	(2,276)	—	—	—	(2,276)
Total changes from financing cash flows	(47,252)	79,534	—	—	32,282
Exchange adjustments	401	—	29,771	—	30,172
Other changes:
Increase in lease liabilities from entering into new leases during the year	59,159	—	—	—	59,159
Increase in interest expenses	2,276	525	—	—	2,801
Changes in the carrying amount of put option liabilities	—	—	—	650	650
Early termination of lease	(3,207)	—	—	—	(3,207)
Gain from early termination of lease	(1,825)	—	—	—	(1,825)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	465,254	—	465,254
Cancellation of other financial instruments issued to an investor	—	—	(27,831)	—	(27,831)
Conversion from preferred shares to ordinary shares	—	—	(8,648,916)	—	(8,648,916)
Total other changes	56,403	525	(8,211,493)	650	(8,153,915)
As of December 31, 2024	62,959	80,059	—	41,099	184,117

(d) Total cash outflow for leases

Amounts included in the consolidated statements of cash flows for leases comprise the following:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within operating cash flows (Note 12)	1,366	933	1,686
Within financing cash flows (Note 21(c))	38,022	41,016	47,252
	39,388	41,949	48,938

These amounts relate to the following:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Lease rentals paid	39,388	41,949	48,938

21 Cash, cash equivalents and time deposits (Continued)

(e) Non-cash transactions

Non-cash investing and financing transactions incurred for the years ended December 31, 2022, 2023 and 2024 mainly comprised the following:

(i)	Purchase of right-of-use assets included in lease liabilities amounting to RMB6.6 million, RMB23.2 million and RMB59.2 million for the years ended December 31, 2022, 2023 and 2024, respectively;
(ii)	The Group transferred inventory to property and equipment amounting to RMB50.3 million for the year ended December 31, 2024.
(iii)	Purchase of property and equipment included in other payables to RMB5.2 million in for the year ended December 31, 2024.
(iv)	Exercise of warrants to subscribe for convertible redeemable preferred shares amounting to RMB252.5 million and RMB111.1 million for the years ended December 31, 2022 and 2023, respectively.
(v)	In May 2023, the Company amended a warrant issued in 2018 to a preferred shareholder with nominal consideration, as a result, the Group recognized the fair value changes of the warrant due to the amendment as a deemed distribution to this preferred shareholder amounting to RMB32.8 million for the year ended December 31, 2023.
(vi)	In May 2024, the Company entered into an amendment with a holder of a financial instrument, pursuant to which both parties agreed to reduce the number of subscribed Series D Preferred Shares from 1,133,534 to 429,369 at purchase price of USD4.6580 per share through reducing the subscription receivables from the holder amounting to USD3.3 million (equivalent to RMB23.3 million). The cancellation of the other financial instrument was reflected in the increase of other reserve of RMB4.5 million and the decrease of the other financial instrument of RMB27.8 million for the year ended December 31, 2024.
(vii)	In October 2024, the Company completed the IPO. The preferred shares subject to redemption and other preferential rights amounting to RMB8,648.9 million as of the completion of the IPO were transferred from liabilities to equity, and the non-redeemable preferred shares amounting to RMB15 thousand transferred to ordinary shares, upon the completion of the IPO.
(viii)	In November 2024, the Company cancelled all issued treasury shares amounting to RMB151.7 million by adjusting the amount that corresponded to the sum of the par value and the share premium amounts of the shares so cancelled.
(ix)	In October 2024, the accrued commission relating to the IPO amounting to RMB16.2 million was offset against share premium upon the completion of IPO.